Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Disclosure of marketable securities commodities deposits derivative instruments and cash
16. Marketable securities, commodities, time deposits, derivative financial instruments, and cash and cash equivalents
Market able securities, commodities, time deposits and derivative financial instruments
(USD millions)	2019	2018

Debt securities	24	325

Fund investments	37	35

Total marketable securities	61	360

Commodities	110	104

Time deposits and short-term investments with original maturity more than 90 days	61	2 087

Derivative financial instruments	102	130

Accrued interest on debt securities, time deposits and short-term investments		12

Total marketable securities, commodities, time deposits and derivative financial instruments	334	2 693

The following table provides a breakdown of debt securities by currency:
(USD millions)	2019	2018

US dollar (USD)		302

Euro (EUR)	13	12

Japanese yen (JPY)	11	11

Total debt securities	24	325

Cash and cash equivalents
(USD millions)	2019	2018

Current accounts	3 247	3 121

Time deposits and short-term investments with original maturity less than 90 days	7 865	10 150

Total cash and cash equivalents	11 112	13 271